Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

21. Income taxes

a.	Income tax expense

For the years ended December 31	2023	2022
Current income tax expense	$4,687	$5,559
Deferred tax recovery	(4,580)	(770)
Income tax expense	$107	$4,789

For the years ended December 31	2023	2022
Tax expense related to continuing operations
Current
Canada	$860	$—
International	3,827	5,559
	4,687	5,559
Deferred
Canada	(4,468)	(807)
International	(112)	37
	(4,580)	(770)
Income tax expense	$107	$4,789

A reconciliation between income tax expense and the product of accounting profit multiplied by the Company’s weighted average tax rate applicable to profits of the consolidated entities is provided below:

For the years ended December 31	2023	2022
Earnings before income taxes	$36,389	$59,875

At 26.5% statutory rate	$9,643	$15,867
Tax effects of:
Differences in foreign statutory tax rates	(14,911)	(12,901)
Temporary difference subject to Initial Recognition Exemption	4,000	668
Deferred tax asset not recognized	3,104	—
Income/expenses not taxed	(628)	1,105
Adjustments in respect to prior year	(465)	(392)
Impact of foreign exchange on deferred tax balance	(253)	368
Other	(383)	74
Income tax expense	$107	$4,789

b.	Deferred income tax

The significant components of deferred income tax assets and liabilities as at December 31, 2023 and 2022, respectively, were as follows:

Summary of Deferred Income Tax Assets and Liabilities

For the years ended December 31	2023	2022
Deferred tax assets
Non-capital loss carryforwards	$19,541	$11,908
Stream and other assets	7,298	980
	26,839	12,888
Deferred tax liabilities
Royalties and other assets	(21,134)	(11,763)
	5,705	1,125
Classification
Non-current assets	9,343	2,610
Non-current liabilities	(3,638)	(1,485)
	$5,705	$1,125

Movement in Net Deferred Taxes

For the years ended December 31	2023	2022
Balance, beginning of the year	$1,125	$163
Recognized in profit and loss	4,580	770
Corporate Minimum Tax	—	192
Balance, end of year	$5,705	$1,125

Changes in deferred tax assets and liabilities have been recorded in net earnings for all periods presented.

Non-Capital Losses

Non-capital losses (“NCLs”) generated in Canada that are not utilized will expire in a period of 20 years from the date of incurrence. As a result, the current non-capital loss balance has losses that expire between 2039 and 2042, as follows:

Year of Expiry	2039	2040	2041	2042	Total
NCLs	$18,133	$7,535	$12,928	$2,755	$41,351